Tangible assets	12 Months Ended
Dec. 31, 2017
Tangible assets [Abstract]
Tangible assets

13. Tangible assets

Tangible assets of the Bank relate to property, plant and equipment for the its own use. The Bank does not have tangible assets held as investment property nor leased out under operating leases. The Bank is also not a part of any financial lease contracts as of and during fiscal years ended December 31, 2017, 2016 and 2015.

a) Breakdown

The detail, by class of asset, of the tangible assets in the consolidated balance sheets is as follows:

Thousand of reais
Cost	Land and buildings	IT equipment and fixtures	Furniture and vehicles	Works in progress and others	Total
Balance at December 31, 2014	2,773,548	2,688,990	6,967,302	4,465	12,434,305
Additions	15,997	120,378	933,913	-	1,070,288
Additions resulting mergers	-	2,723	4,739	-	7,462
Write-off	(19,991)	(12,233)	(228,324)	-	(260,548)
Transfers	(44,695)	350,889	(314,139)	(706)	(8,651)
Balance at December 31, 2015	2,724,859	3,150,747	7,363,491	3,759	13,242,856

Additions	3,024	154,852	715,264	-	873,140
Additions resulting mergers	-	2,021	3,961	-	5,982
Write-off	(29,174)	(15,011)	(141,442)	-	(185,627)
Additions / disposals (net) due to change in the scope of consolidation	-	45	257	-	302
Transfers	12,484	74,361	(82,650)	-	4,195
Balance at December 31, 2016	2,711,193	3,367,015	7,858,881	3,759	13,940,848

Additions	-	382,571	723,835	-	1,106,406
Write-off	(52,102)	(180,036)	(31,053)	-	(263,191)
Transfers	(9,779)	718,666	(721,520)	-	(12,633)
Balance at December 31, 2017	2,649,312	4,288,216	7,830,143	3,759	14,771,430

Accumulated depreciation
Balance at December 31, 2014	(465,169)	(1,739,795)	(3,127,009)	-	(5,331,973)
Additions	(83,106)	(343,642)	(602,958)	-	(1,029,706)
Additions resulting mergers	-	(831)	(3,357)	-	(4,188)
Write-off	17,353	10,531	207,420	-	235,304
Transfers	(624)	(19,143)	(76,827)	-	(96,594)
Balance at December 31, 2015	(531,546)	(2,092,880)	(3,602,731)	-	(6,227,157)

Additions	(82,963)	(387,855)	(683,770)	-	(1,154,588)
Additions resulting mergers	-	(1,594)	(1,234)	-	(2,828)
Write-off	13,999	13,092	121,338	-	148,429
Additions / disposals (net) due to change in the scope of consolidation	-	(26)	(76)	-	(102)
Transfers	6,300	(39,836)	(5,761)	-	(39,297)
Balance at December 31, 2016	(594,210)	(2,509,099)	(4,172,234)	-	(7,275,543)

Additions	(81,910)	(499,542)	(609,515)	-	(1,190,967)
Write-off	37,136	154,471	22,196	-	213,803
Transfers	9,734	(437,527)	427,506	-	(287)
Balance at December 31, 2017	(629,250)	(3,291,697)	(4,332,047)	-	(8,252,994)

Losses from non-recovery (impairment)
Balance at December 31, 2014	(31,296)	-	-	-	(31,296)
Impacts on results	(2,077)	-	-	-	(2,077)
Write-off	23,588	-	-	-	23,588
Balance at December 31, 2015	(9,785)	-	-	-	(9,785)

Impacts on results	(3,246)	-	(5,841)	-	(9,087)
Balance at December 31, 2016	(13,031)	-	(5,841)	-	(18,872)

Impacts on results	9,784	-	1,047	-	10,831
Transfers	-	-	(512)	-	(512)
Balance at December 31, 2017	(3,247)	-	(5,306)	-	(8,553)

Carrying amount
Balance at December 31, 2015	2,183,528	1,057,867	3,760,760	3,759	7,005,914
Balance at December 31, 2016	2,103,952	857,916	3,680,806	3,759	6,646,433
Balance at December 31, 2017	2,016,815	996,519	3,492,790	3,759	6,509,883

The depreciation expenses has been included in the heading “Depreciation and amortization” in the income statement.

b) Tangible asset purchase commitments

On December 31, 2017 the Bank has contractual commitments for the acquisition of tangible assets amount of R$75.0 (2016 - R$9.1 million and 2015 R$0).